Note 11 - Reconciliation of the Numerator and Denominator Used in Computing Basic and Diluted Net Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (24,478)	$ (22,174)	$ (8,664)
Denominator:
Weighted-average ordinary shares outstanding-basic (in shares)	21,781,933	17,310,148	3,830,837
Dilutive effect of ordinary share equivalents resulting from ordinary share options, ordinary share warrants and preferred ordinary shares (as converted) (in shares)
Weighted-average ordinary shares outstanding-diluted (in shares)	21,781,933	17,310,148	3,830,837